FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 $ / barrel	Dec. 31, 2018 liquefiedNaturalGasTons $ / barrel
Derivative [Line Items]
Equity method investments | $	$ 53,982	$ 104,108	$ 52,215
Avenir
Derivative [Line Items]
Equity method investments | $	$ 35,729	$ 41,790
Energy related derivative
Derivative [Line Items]
Derivative, floor price (in usd/barrel) | $ / barrel				60.00
Oil
Derivative [Line Items]
Derivative, floor price (in usd/barrel) | $ / barrel					60.00
Tons of liquefied natural gas					1,200,000
Tons of liquefied natural gas, capacity					1,440,000
Tons of liquefied natural gas linked to TTF index					220,000